Premises and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Acquired Value	$ 44,250,000	$ 40,424,000
Less: accumulated depreciation	24,638,000	20,860,000
Net book value	19,612,000	19,564,000	19,972,000
Depreciation expense	1,700,000	1,600,000
Land [Member]
Property, Plant and Equipment [Line Items]
Acquired Value	6,251,000	5,928,000
Bank premises [Member]
Property, Plant and Equipment [Line Items]
Acquired Value	18,051,000	17,485,000
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Acquired Value	19,753,000	16,889,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Acquired Value	$ 195,000	$ 122,000